Stock-based compensation	6 Months Ended
Jun. 30, 2025
Compensation Related Costs [Abstract]
Stock-based compensation

Note  28.   Stock-based compensation

Employee stock option plans

The F Share Option Plan (“FSOP”) and the Ordinary Share Option Plan (“OSOP”) were approved respectively on January 19, 2023, and September 15, 2023, by the Board of directors of SEALSQ.

Grants

In the six months ended June 30, 2025, the Group granted a total of 2,736,437 options exercisable in Ordinary Shares. Each option is exercisable into one Ordinary Share.

The options granted consisted of:

-	2,232,347 options with immediate vesting granted to employees and Board members, all of which had been exercised as of June 30, 2025.
-	498,090 options with immediate vesting granted to employees and Board members, which had not been exercised as of June 30, 2025.
-	6,000 options with immediate vesting granted to external advisors, which had not been exercised as of June 30, 2025.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on F Shares in the six months ended June 30, 2025.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of an Ordinary Share of SEALSQ. Expected volatility is based on historical volatility of SEALSQ’s Ordinary Shares.

In the six months ended June 30, 2025, a total charge of USD 9,935,408 for options granted to Board members, employees and external advisors was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options. An amount of USD 2,201,555 was in relation to equity classified options whilst the remaining USD 7,733,853 related to liability classified stock options. As at June 30, 2025, the liability related to stock-based compensation amounted to USD 1,639,186, all classified as current.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2025	June 30, 2024
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	175.40%	65.31%
Average remaining expected life of stock options on F Shares (years)	—	5.69
Average remaining expected life of stock options on Ordinary Shares (years)	6.40	6.91

There were no unvested options as at June 30, 2025.

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2025 and for the year 2024.

	Options on Ordinary shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	245,165	0.61
Vested	245,165	0.61
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	2,736,437	2.76
Vested	2,736,437	2.76
Non-vested forfeited or cancelled	—	—
Non-vested options as at June 30, 2025	—	—

Options on F shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	23	2.35
Vested	23	2.35
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at June 30, 2025	—	—

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2025 and the year ended December 31, 2024.

Options on Ordinary shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2023	—	0.00	0.00	—
Of which vested	—	0.00	0.00	—
Granted	245,165	0.01	—	—
Outstanding as at December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	2,736,437	0.01	—	—
Exercised or converted	(2,258,623)	0.01	—	8,051,787
Forfeited or cancelled	(65,774)	0.01	—	—
Outstanding as at June 30, 2025	657,205	0.01	6.62	2,487,960
Of which vested	657,205	0.01	6.62	2,487,960

We note that 2,258,623 options on Ordinary Shares were exercised in the six months ended June 30, 2025 but SEALSQ withheld 1,026,642 Ordinary Shares as a means of meeting some grantees’ tax obligation in relation to their option exercise, which resulted in the creation and delivery of 1,231,981 Ordinary Shares.

Summary of stock-based compensation expenses

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2025	2024
In relation to the Ordinary Share Option Plan	9,935	42
In relation to the F Share Option Plan	—	—
Total	9,935	42

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2025	2024
Research & development expenses	1,834	—
Selling & marketing expenses	3,134	—
General & administrative expenses	4,967	42
Total	9,935	42